Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund

WisdomTree Bloomberg Floating Rate Treasury Fund

(Ticker Symbols: AGGY, SHAG, AGZD, AGND and USFR, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 29, 2018. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 29, 2018	Effective on June 29, 2018
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	WisdomTree Negative Duration U.S. Aggregate Bond Fund

WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree Floating Rate Treasury Fund

*    *     *    *    *    *    *    *    *

WisdomTree Bloomberg Floating Rate Treasury Fund

(Ticker Symbol: USFR)

(the “Fund”)

Effective as of June 29, 2018 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to reduce the management fee for the Fund to 0.15% of the Fund’s average annual daily net assets. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Fund as of the Effective Date:

•	On page 54 of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund

(Ticker Symbols: AGGY, SHAG, AGZD, AGND and USFR, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 29, 2018. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 29, 2018	Effective on June 29, 2018
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
*    *     *    *    *    *    *    *    *

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund

(Ticker Symbols: AGGY, SHAG, AGZD, AGND and USFR, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 29, 2018. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 29, 2018	Effective on June 29, 2018
WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
*    *     *    *    *    *    *    *    *

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund

(Ticker Symbols: AGGY, SHAG, AGZD, AGND and USFR, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 29, 2018. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 29, 2018	Effective on June 29, 2018
WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
*    *     *    *    *    *    *    *    *

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund

(Ticker Symbols: AGGY, SHAG, AGZD, AGND and USFR, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 29, 2018. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 29, 2018	Effective on June 29, 2018
WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	WisdomTree Negative Duration U.S. Aggregate Bond Fund
*    *     *    *    *    *    *    *    *

WisdomTree Bloomberg Floating Rate Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Bloomberg Floating Rate Treasury Fund

(Ticker Symbols: AGGY, SHAG, AGZD, AGND and USFR, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 29, 2018. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 29, 2018	Effective on June 29, 2018
WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree Floating Rate Treasury Fund

*    *     *    *    *    *    *    *    *

WisdomTree Bloomberg Floating Rate Treasury Fund

(Ticker Symbol: USFR)

(the “Fund”)

Effective as of June 29, 2018 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to reduce the management fee for the Fund to 0.15% of the Fund’s average annual daily net assets. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Fund as of the Effective Date:

•	On page 54 of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192